UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     November 28, 2006 to December 26, 2006

Commission File Number of issuing entity: 333-130642-01


                      Centex Home Equity Loan Trust 2006-A
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130642


                                CHEC Funding, LLC
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             Nationstar Mortgage LLC
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                             51-0581937, 51-0581933
                                 --------------
                      (I.R.S. Employer Identification No.)

c/o JPMorgan Chase Bank, N.A.
Attn: Global Debt Centex Home Equity Loan Trust 2006-A
4 New York Plaza, 6th Floor
New York, NY                                                      10004
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (212) 623-5600
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                            ------------------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    AV1          [   ]           [   ]           [ x ]
    AV2          [   ]           [   ]           [ x ]
    AV3          [   ]           [   ]           [ x ]
    AV4          [   ]           [   ]           [ x ]
    M1           [   ]           [   ]           [ x ]
    M2           [   ]           [   ]           [ x ]
    M3           [   ]           [   ]           [ x ]
    M4           [   ]           [   ]           [ x ]
    M5           [   ]           [   ]           [ x ]
    M6           [   ]           [   ]           [ x ]
    M7           [   ]           [   ]           [ x ]
    M8           [   ]           [   ]           [ x ]
    M9           [   ]           [   ]           [ x ]
    M10          [   ]           [   ]           [ x ]
    M11          [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 26, 2006 a distribution was made to holders of Centex Home Equity Loan Trust 2006-A, Home Equity Loan Asset-Backed Certificates, Series 2006-A.

         The distribution report is attached  as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly Statement to Certificateholders on December 26, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                             Centex Home Equity Loan Trust 2006-A
                             (Issuing Entity)

                     By:     Nationstar Mortgage LLC
                             (Servicer)

                             /s/ Jerry Berrens
                             ------------------------
                             Jerry Berrens

                     Date:   January 2, 2007


EXHIBIT INDEX

Exhibit Number   Description
EX-99.1          Monthly Statement to Certificateholders


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                               Steven M. Husbands
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza 6th Floor,
                            New York, New York 10004
                    Tel: (212) 623-4496 / Fax: (212) 623-5930
                      Email: steve.m.husbands@jpmchase.com


                                                          EXHIBIT 99.1
                                          Centex Home Equity Loan Trust, Series 2006-A
                                                        December 26, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
AV1       380,001,000.00   277,615,808.12  22,851,101.25   1,200,919.72       24,052,020.97    0.00        0.00     254,764,706.87
AV2       138,465,000.00   138,465,000.00           0.00     604,553.57          604,553.57    0.00        0.00     138,465,000.00
AV3       182,132,000.00   182,132,000.00           0.00     804,011.60          804,011.60    0.00        0.00     182,132,000.00
AV4        94,902,000.00    94,902,000.00           0.00     425,820.00          425,820.00    0.00        0.00      94,902,000.00
M1         35,500,000.00    35,500,000.00           0.00     160,716.39          160,716.39    0.00        0.00      35,500,000.00
M2         32,500,000.00    32,500,000.00           0.00     147,658.33          147,658.33    0.00        0.00      32,500,000.00
M3         18,500,000.00    18,500,000.00           0.00      84,200.69           84,200.69    0.00        0.00      18,500,000.00
M4         17,000,000.00    17,000,000.00           0.00      77,921.39           77,921.39    0.00        0.00      17,000,000.00
M5         16,000,000.00    16,000,000.00           0.00      73,466.67           73,466.67    0.00        0.00      16,000,000.00
M6         14,500,000.00    14,500,000.00           0.00      67,864.03           67,864.03    0.00        0.00      14,500,000.00
M7         13,000,000.00    13,000,000.00           0.00      64,927.78           64,927.78    0.00        0.00      13,000,000.00
M8         12,500,000.00    12,500,000.00           0.00      64,645.83           64,645.83    0.00        0.00      12,500,000.00
M9          8,500,000.00     8,500,000.00           0.00      49,573.89           49,573.89    0.00        0.00       8,500,000.00
M10         6,500,000.00     6,500,000.00           0.00      40,946.39           40,946.39    0.00        0.00       6,500,000.00
M11        10,000,000.00    10,000,000.00           0.00      62,994.44           62,994.44    0.00        0.00      10,000,000.00
R                   0.00             0.00           0.00           0.00                0.00    0.00        0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS    980,000,000.00   877,614,808.12  22,851,101.25   3,930,220.72       26,781,321.97    0.00        0.00     854,763,706.87
-----------------------------------------------------------------------------------------------------------------------------------
XIO       980,000,000.00   897,625,184.22           0.00   1,867,756.88        1,867,756.88    0.00        0.00     874,774,082.97
P                   0.00             0.00           0.00     384,739.03          384,739.03    0.00        0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            PASS-THROUGH
CLASS        CUSIP           PRINCIPAL        PRINCIPAL       INTEREST         TOTAL             PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
AV1        15231AAA4         730.56599356    60.13431873     3.16030674      63.29462546      670.43167484         5.370000 %
AV2        15231AAB2       1,000.00000000     0.00000000     4.36611108       4.36611108    1,000.00000000         5.420000 %
AV3        15231AAC0       1,000.00000000     0.00000000     4.41444447       4.41444447    1,000.00000000         5.480000 %
AV4        15231AAD8       1,000.00000000     0.00000000     4.48694443       4.48694443    1,000.00000000         5.570000 %
M1         15231AAE6       1,000.00000000     0.00000000     4.52722225       4.52722225    1,000.00000000         5.620000 %
M2         15231AAF3       1,000.00000000     0.00000000     4.54333323       4.54333323    1,000.00000000         5.640000 %
M3         15231AAG1       1,000.00000000     0.00000000     4.55138865       4.55138865    1,000.00000000         5.650000 %
M4         15231AAH9       1,000.00000000     0.00000000     4.58361118       4.58361118    1,000.00000000         5.690000 %
M5         15231AAJ5       1,000.00000000     0.00000000     4.59166688       4.59166688    1,000.00000000         5.700000 %
M6         15231AAK2       1,000.00000000     0.00000000     4.68027793       4.68027793    1,000.00000000         5.810000 %
M7         15231AAL0       1,000.00000000     0.00000000     4.99444462       4.99444462    1,000.00000000         6.200000 %
M8         15231AAM8       1,000.00000000     0.00000000     5.17166640       5.17166640    1,000.00000000         6.420000 %
M9         15231AAN6       1,000.00000000     0.00000000     5.83222235       5.83222235    1,000.00000000         7.240000 %
M10        15231AAP1       1,000.00000000     0.00000000     6.29944462       6.29944462    1,000.00000000         7.803582 %
M11        15231AAQ9       1,000.00000000     0.00000000     6.29944400       6.29944400    1,000.00000000         7.803582 %
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                       895.52531441    23.31745026     4.01042931      27.32787956      872.20786415
-----------------------------------------------------------------------------------------------------------------------------------
XIO        N/A               915.94406553     0.00000000     1.90587437       1.90587437      892.62661528         0.000000 %
-----------------------------------------------------------------------------------------------------------------------------------

                                          Centex Home Equity Loan Trust, Series 2006-A
                                                        December 26, 2006

                        Distributions Allocable to Principal

                        Scheduled Monthly Payments                                                              523,586.53
                        Curtailments                                                                             96,354.74
                        Prepayments in Full                                                                  22,199,239.98
                        Loans Repurchased by Seller                                                                   0.00
                        Substitution Amounts                                                                          0.00
                        Net Liquidation Proceeds                                                                      0.00

                        Prepayment Penalty Amount                                                               384,739.03
                        Number Of Loans With Prepayment Penalties                                                    79.00
                        Balance Of Loans With Prepayment Penalties                                           12,919,829.82

                        Beginning Aggregate Loan Balance                                                    897,625,184.23
                        Ending Aggregate Loan Balance                                                       874,774,082.98

                        Overcollateralization Amount                                                         20,010,376.11
                        Required Overcollateralization Amount                                                20,010,376.11
                        Subordination Increase Amount                                                            31,920.00
                        Excess Overcollateralization Amount                                                           0.00

                        Class Interest Carryover Shortfall
                        Class AV1                                                                                     0.00
                        Class AV2                                                                                     0.00
                        Class AV3                                                                                     0.00
                        Class AV4                                                                                     0.00
                        Class M1                                                                                      0.00
                        Class M2                                                                                      0.00
                        Class M3                                                                                      0.00
                        Class M4                                                                                      0.00
                        Class M5                                                                                      0.00
                        Class M6                                                                                      0.00
                        Class M7                                                                                      0.00
                        Class M8                                                                                      0.00
                        Class M9                                                                                      0.00
                        Class M10                                                                                     0.00
                        Class M11                                                                                     0.00

                        Class Principal Carryover Shortfall
                        Subordinate Certificates
                        Class M1 0.00                                                                                 0.00
                        Class M2 0.00                                                                                 0.00
                        Class M3 0.00                                                                                 0.00
                        Class M4 0.00                                                                                 0.00
                        Class M5 0.00                                                                                 0.00
                        Class M6 0.00                                                                                 0.00
                        Class M7 0.00                                                                                 0.00
                        Class M8 0.00                                                                                 0.00
                        Class M9 0.00                                                                                 0.00
                        Class M10 0.00                                                                                0.00
                        Class M11 0.00                                                                                0.00

                        Substitution Amounts                                                                          0.00
                        Loan Purchase Price Amounts                                                                   0.00
                        Weighted Average Net Coupon Rate                                                           7.8037%
                        Monthly Remittance Amount                                                            28,657,477.86
                        Weighted Average Gross Margin                                                              5.5831%
                        Largest Loan Balance                                                                  1,156,311.49
                        Basic Principal Amount                                                               22,819,181.25
                        Net Wac Cap Carryover Paid                                                                  218.22
                        Remaining Net Wac Cap Carryover                                                               0.00
                        Net Wac Cap                                                                                  7.80%

                        Applied Realized Loss Amounts
                        Subordinate Certificates
                        Class M1                                                                                      0.00
                        Class M2                                                                                      0.00
                        Class M3                                                                                      0.00
                        Class M4                                                                                      0.00
                        Class M5                                                                                      0.00
                        Class M6                                                                                      0.00
                        Class M7                                                                                      0.00
                        Class M8                                                                                      0.00
                        Class M10                                                                                     0.00
                        Class M9                                                                                      0.00
                        Class M11                                                                                     0.00

Sec. 7.09(xx)           Stepdown Date Has Not Occurred

                        Group Totals
                        Category      Number    Principal Balance    Percentage
                        1 Month        240        33,209,766.46         3.80%
                        2 Month         73        10,097,054.72         1.15%
                        3 Month         16         2,318,325.47         0.27%
                        Total          329        45,625,146.65         5.22%

                        Group Totals
                        Number   Principal Balance   Percentage
                        121        17,508,259.41       2.00%

                        Group Totals
                        Number   Principal Balance   Percentage
                        15          1,861,461.72       0.21%

                        Balloon Loans
                        Number of Balloon Loans                                                                     141.00
                        Balance of Balloon Loans                                                             27,533,619.31

                        Group Totals
                        Number   Principal Balance   Percentage
                        9           1,529,511.85       0.17 %


                        Book Value of REO Loans                                                               1,643,802.73

                        Realized Losses
                        Monthly Realized Losses                                                                  31,920.00
                        Cumulative Realized Losses                                                               31,920.00

                        Net Liquidation Proceeds                                                                      0.00
                        60+ Delinquency Percentage (Rolling Three Month)                                           2.8032%

                        Cumulative Loss Percentage                                                                   0.00%
                        Cumulative Realized Losses Since Cut-Off Date                                            31,920.00
                        Aggregate Loan Balance as of the Cut-Off Date                                     1,000,518,805.38

Sec. 7.09(b)(x)         Has a Trigger Event Occurred?                                                                   NO
                        1-Month LIBOR for Current Distribution Date                                               5.32000%
                        Swap Payment                                                                              5,340.69

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.